Employee Benefit Plans (Fair Value Measurement Of Plan Assets Using Significant Unobservable Inputs) (Details) (Pension Plans [Member], USD $) In Millions, unless otherwise specified					12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Insurance Assets [Member]	Dec. 31, 2010 Insurance Assets [Member]	Dec. 31, 2011 Insurance Assets [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Real Estate Funds [Member] Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	$ 834.4	$ 751.2	$ 635.6	$ 563.9	$ 17.2	$ 16.1	$ 14.2	$ 14.2	$ 3.0
Assets held at end of year					1.2			0.9	0.3
Assets sold during the year					(0.6)			0	(0.6)
Purchases, sales and settlements					0			0	0
Transfers in/(out)					1.0			1.0	0
Balance, end of year	$ 834.4	$ 751.2	$ 635.6	$ 563.9	$ 18.8	$ 16.1	$ 14.2	$ 16.1	$ 2.7